Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Other Current Assets
Prepaid Directors & Officers insurance		$ 1,292,317	$ 0
Income tax advance payments	[1]	34,642	0
Advances to employees		74,064	17,063
Other current assets		24,484	4,077
Deferred Transaction Cost	[2]	0	6,253,257
Total		$ 1,425,507	$ 6,274,397

[1]	Refers to federal withholding taxes and recoverable income taxes.
[2]	Refers to the deferral of the Transaction Costs as of December 31, 2021. After the Closing on May 9, 2022, the deferred Transaction Costs were either expensed or recorded as reduction of the proceeds raised from issuance of common stock.